Annual Total Returns[BarChart] - ProShares Ultra Oil and Gas - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.65%)	4.19%	53.14%	(21.96%)	(43.92%)	47.19%	(7.24%)	(40.03%)	12.59%	(70.32%)